Annual Operating Expenses {- Fidelity Equity-Income K6 Fund} - 01.31 Fidelity Equity-Income K6 Fund PRO-03 - Fidelity Equity-Income K6 Fund - Fidelity Equity-Income K6 Fund	Apr. 01, 2021
Operating Expenses:
Management fee	0.34%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.34%